Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Taxes currently payable									$ 1,499	$ 1,498
Deferred income taxes (benefit)									545	82
Income tax expense	$ 712	$ 548	$ 415	$ 369	$ 432	$ 386	$ 389	$ 373	$ 2,044	$ 1,580